Schedule of Stock-based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total employee stock-based compensation	$ 11,255
Share-Based Payment Arrangement, Employee [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total employee stock-based compensation	11,255
General and Administrative Expense [Member] | Share-Based Payment Arrangement, Employee [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total employee stock-based compensation	$ 11,255